Provisions	12 Months Ended
Mar. 31, 2021
Provisions [abstract]
Provisions
25	Provisions

	As at 31 March 2021	As at 31 March 2020
Non-current
Provision for decommissioning costs	13,686	11,950

Total	13,686	11,950

Current
Others	—	4

Total	—	4

Provision for decommissioning costs
As at 1 April 2019	10,377
Arised during the year	1,049
Unwinding of discount and changes in discount rate	524

As at 31 March 2020	11,950
Arised during the year	1,071
Unwinding of discount and changes in discount rate	744
Acquisition of subsidiary	21
Disposal of subsidiary	(100)

As at 31 March 2021	13,686

Decommissioning costs
Provision has been recognised for decommissioning costs associated with premises taken on leases wherein the Group is committed to decommission the site as a result of construction of wind and solar power projects
.